Long-term Investments, Net ( Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 10, 2014	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments [Line Items]
Carrying value of equity method investments		$ 1,600,000	$ 2,900,000
Gain (loss) recorded in other income in the consolidated statements of comprehensive income related to equity investments		1,300	$ (200,000)
Cost of the investments	$ 1,950,000
Recognized loss by the company		1,400,000
Seven mobile game development companies and one mobile product development company [Member]
Long-term Investments [Line Items]
Aggregate initial consideration		$ 4,000,000
Seven mobile game development companies and one mobile product development company [Member] | Minimum [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests		10.00%
Seven mobile game development companies and one mobile product development company [Member] | Maximum [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests		30.00%
Four mobile game development companies [Member]
Long-term Investments [Line Items]
Impairment losses in the aggregate due to disappointing financial results		$ 1,200,000
Incubator fund with limited partner interest [Member]
Long-term Investments [Line Items]
Initial investment in incubator fund		$ 3,000,000